CONCENTRATIONS OF RISKS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

19. CONCENTRATIONS OF RISKS

(a) Major customers

For the three months ended March 31, 2023, and 2022, no customer accounted for 10% or more of the Company’s total revenues.

As of March 31, 2023, five individual customers accounted for approximately 89.0% of the Company’s balance of accounts receivable. As of December 31, 2022, five individual customers accounted for approximately 72.0% of the Company’s balance of accounts receivable.

(b) Major vendors

For the three months ended March 31, 2023, three vendors accounted for approximately 21.1%, 17.3% and 14.7% of the Company’s total purchases. For the three months ended March 31, 2022, two vendors accounted for approximately 84.0% and 16.0% of the Company’s total purchases, respectively.

As of March 31, 2023, three vendors accounted for approximately 46.0%, 30.7% and 19.8% of the Company’s total balance of accounts payable, respectively. As of December 31, 2022, three vendors accounted for approximately 46.6%, 25.8% and 23.9% of the Company’s total balance of accounts payable, respectively.

CTA Nutriceuticals (Asia) Sdn Bhd, a related company, accounted for approximately 30.7% and 46.6% of the Company’s total balance of accounts payable as of March 31, 2023 and December 31, 2022, respectively.

(c) Commission Expenses to Sales Distributors and Stockists

One sales distributor accounted for 14.2% of the Company’s commission expense for the three months ended March 31, 2023. No sales distributor accounted for 10% or more of the Company’s commission expense for the three months ended March 31, 2022.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of March 31, 2023, and December 31, 2022, $423,812 and $513,152 were deposited with financial institutions, respectively, $207,966 and $231,187 of these balances are not covered by deposit insurance, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

18. CONCENTRATIONS OF RISKS

(a) Major customers

For the years ended December 31, 2022 and 2021, no customer accounted for 10.0% or more of the Company’s total revenues.

As of December 31, 2022, five individual customers accounted for approximately 72.0% of the Company’s balance of accounts receivable. There was no accounts receivable balance as of December 31, 2021.

(b) Major vendors

For the year ended December 31, 2022, three vendors accounted for approximately 53.3%, 22.1% and 21.3% of the Company’s total purchases. For the year ended December 31, 2021, two vendors accounted for approximately 47.3% and 45.2% of the Company’s total purchases.

Via a dividend distribution, the Company acquired 23,330 shares of common stock of DSwiss, Inc., represents approximately 0.01% ownership, that the Company accounted for as investment in marketable securities (See Note 11). DSwiss, Inc.’s wholly owned subsidiary is the vendor that accounted for the Company’s total purchases of approximately 22.1% and 47.3% for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, three vendors accounted for approximately 46.6%, 25.8% and 23.9% of the Company’s total balance of accounts payable, respectively. CTA Nutriceuticals (Asia) Sdn Bhd, a related company, accounted for approximately 47% of the Company’s total balance of accounts payable. As of December 31, 2021, one vendor accounted for 100% of the total balance of accounts payable.

(c) Commission Expenses to Sales Distributors and Stockists

For the year ended December 31, 2022, one sales distributor accounted for approximately 10.3% of the Company’s total commission expense. For the year ended December 2021, one sales distributor accounted for approximately 17.9% of the Company’s total commission expense.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of December 31, 2022 and 2021, $513,152 and $554,864 were deposited with financial institutions, respectively, $231,187 and $295,761 of these balances are not covered by deposit insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)